INCOME TAXES (Details) - Datasea [Member]	6 Months Ended
Dec. 31, 2015 USD ($)
U.S. Statutory	$ (195,960)
Tax rate difference between China and U.S.	55,914
Change in valuation allowance	$ 140,046
Income tax provision
Statutory federal income tax rate to pre-tax income (in percent)	35.00%